SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2021
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2021 and 2020 are presented below:

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,168,763	$7,218,385	$5,737,255	$10,826,164
Expenses	557,142	542,382	610,856	832,540

Net income	$1,611,621	$6,676,003	$5,126,399	$9,993,624

Net income per unit	$0.123	$0.509	$0.391	$0.762

	2020
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$5,466,873	$14,344,224	$6,560,841	$5,618,936
Expenses	556,585	432,537	410,645	535,355

Net income	$4,910,288	$13,911,687	$6,150,196	$5,083,581

Net income per unit	$0.374	$1.060	$0.469	$0.387